BUSINESS COMBINATION (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business combination [Line Items]
Goodwill	$ 10,019	¥ 64,899
Sumpay.cn [Member] | Online payment and other licenses [Member]
Business combination [Line Items]
Cash		133,599
Online payment and other licenses		185,698
Others		23,263
Total identifiable assets acquired		342,560
Advances from merchants		(62,138)
Deferred tax liabilities		(13,436)
Total liabilities assumed		(75,574)
Net identifiable assets acquired		266,986
Noncontrolling interests		(98,785)
Goodwill		64,899
Net assets acquired		¥ 233,100
Amortization Years	15 years